EQUITY-BASED INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Share Activity
The following table presents RSU activity for 2016:

	Shares	Weighted-Average Grant-Date Fair Value per Share
Nonvested RSUs
Balance at December 31, 2015	1,385	$51.65
Granted	1,021	$33.19
Vested	(492)	$50.99
Forfeited	(80)	$41.51
Balance at December 31, 2016	1,834	$41.99
Directors’ RSUs
Balance at December 31, 2015	28	$49.55
Granted	37	$38.18
Vested	(28)	$49.55
Balance at December 31, 2016	37	$38.18

Stock Option Activity
The following table presents stock option activity for 2016:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding options at December 31, 2015	680	$21.32
Exercised	(59)	$26.06
Forfeited / Expired	(23)	$57.38
Outstanding options at December 31, 2016 (1)	598	$19.47	2.0	$9,361
Exercisable options at December 31, 2016	575	$19.21	1.9	$9,217

(1)
We estimate that 596 of these options will ultimately vest. These options have a weighted-average exercise price per share of $19.45, a weighted-average remaining contractual life of 2.0 years and a current aggregate intrinsic value of $9,350.